Commitments and Contingencies (Details) $ in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) lease state	Aug. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) lease state	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) lease state	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 claim
Commitments and Contingencies Disclosure [Abstract]
Guarantor obligations, maximum exposure	$ 250			$ 250				$ 250
Contractual obligations underlying the guaranteed benefits	$ 941			$ 941				$ 941	$ 1,300
Guarantor obligations, number of leases | lease	67			67				67
Loss Contingencies [Line Items]
Opioid litigation charges								$ 5,803	$ 0	$ 0
Number of states subject to earlier settlements | state	3			3				3
Federal Court in Ohio Judgment | Pending Litigation
Loss Contingencies [Line Items]
Legal settlement awarded to other party		$ 651
Legal settlement, period of payment		15 years
State of Florida Settlement
Loss Contingencies [Line Items]
Legal settlement, period of payment			18 years
Opioid litigation charges			$ 484
Liability recorded in association with legal settlement			$ 484
Settlement Framework
Loss Contingencies [Line Items]
Legal settlement awarded to other party	$ 4,300
Legal settlement, period of payment	10 years			10 years				10 years
Attorneys' fees and costs	$ 625
Number of states that elected to join the settlement | state	45			45				45
Settlement Framework | Tribal Entities
Loss Contingencies [Line Items]
Legal settlement awarded to other party	$ 113
Legal settlement, period of payment	10 years			10 years				10 years
Attorneys' fees and costs	$ 18
Settlement Framework and Other Opioid-Related Claims
Loss Contingencies [Line Items]
Opioid litigation charges				$ 99	$ 5,200
Long-term liability recorded in association with legal settlement	$ 4,800			$ 4,800				$ 4,800
Settlement Framework and Other Opioid-Related Claims | Maximum | Forecast
Loss Contingencies [Line Items]
Cash impact of litigation settlement						$ 500	$ 500
Radcliff and Flaim v Aetna Inc., et al | Pending Litigation
Loss Contingencies [Line Items]
Number of claims | claim											2